Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax		$ 106,239
Deferred income tax
Total provision for income taxes		$ 106,239